Prepayments and Other Assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Prepaid Expense And Other Assets Current [Abstract]
Prepayments	$ 4,447	$ 5,119
Deposits	2,370	2,344
Export tax receivable	379	507
VAT recoverable	748	118
Others	1,673	1,505
Total of prepayments and other assets	$ 9,617	$ 9,593